Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
ROU assets				$ 200
Lease liabilities	$ 41		$ 204	$ 200
Rental expense	$ 1,944	$ 1,821
Property, plant and equipment
Lessee, Lease, Description [Line Items]
ROU assets			187
Short-term debt
Lessee, Lease, Description [Line Items]
Lease liabilities			52
Long-term debt
Lessee, Lease, Description [Line Items]
Lease liabilities			$ 151